As filed with the U.S. Securities and Exchange Commission on January 20, 2012

File No. 033-47287

File No. 811-06637

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 94	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 95

(Check appropriate box or boxes.)

THE UBS FUNDS

(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois  60606

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code  (312) 525-7100

Mark F. Kemper
UBS Global Asset Management
One North Wacker
Chicago, Illinois  60606

(Name and Address of Agent for Service)

Please send copies of all communications to:

Bruce G. Leto, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒               immediately upon filing pursuant to paragraph (b)

☐                 on [Date] pursuant to paragraph (b)

☐                 60 days after filing pursuant to paragraph (a)(1)

☐                 on [Date] pursuant to paragraph (a)(1)

☐                 75 days after filing pursuant to paragraph (a)(2)

☐                 on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment Nos. 94/95 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 20th day of January, 2012.

THE UBS FUNDS

By:	Mark E. Carver*
Mark E. Carver
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Mark E. Carver*	President and Principal	January 20, 2012
Mark E. Carver	Executive Officer

Frank K. Reilly*	Chairman and	January 20, 2012
Frank K. Reilly	Trustee

Shawn Lytle*	Trustee	January 20, 2012
Shawn Lytle

Edward M. Roob*	Trustee	January 20, 2012
Edward M. Roob

Adela Cepeda*	Trustee	January 20, 2012
Adela Cepeda

J. Mikesell Thomas*	Trustee	January 20, 2012
J. Mikesell Thomas

Abbie J. Smith*	Trustee	January 20, 2012
Abbie J. Smith

John J. Murphy*	Trustee	January 20, 2012
John J. Murphy

Thomas Disbrow*	Treasurer and Principal	January 20, 2012
Thomas Disbrow	Accounting Officer

* By:	/s/ Joseph J. Allessie
Joseph J. Allessie, Attorney-in-Fact
(Pursuant to Powers of Attorney incorporated herein by reference.)

INDEX TO EXHIBITS

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase